INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Employee benefits and social security (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION
Salaries and social security	$ 1,729,504	$ 1,563,581
Staff incentives and vacations	1,094,484	1,481,384
Key management personnel	1,838,709	2,312,253
Employee benefits and social security	4,662,697	$ 5,357,218
Key management personnel	200,459
Employee benefits and social security	$ 200,459